CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 108,420,832	$ 14,853,593	¥ 112,856,020	¥ 103,152,489
Cost of revenues	(82,951,178)	(11,364,265)	(87,135,128)	(81,536,409)
Gross profit	25,469,654	3,489,328	25,720,892	21,616,080
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB5,062,808, RMB5,837,096 and RMB5,822,405 for the years ended December 31, 2022, 2023 and 2024, respectively)	(8,346,864)	(1,143,516)	(8,262,004)	(7,247,210)
Marketing expenses	(2,979,654)	(408,211)	(3,242,215)	(2,831,316)
Technology and content expenses	(1,892,434)	(259,262)	(1,767,530)	(1,605,422)
General and administrative expenses	(3,992,657)	(546,992)	(4,146,568)	(4,459,518)
Total operating expenses	(17,211,609)	(2,357,981)	(17,418,317)	(16,143,466)
Other operating income	915,208	125,383	801,560	724,832
Income from operations	9,173,253	1,256,730	9,104,135	6,197,446
Impairment loss of investments	(61,246)	(8,391)	(19,105)	(93,904)
Interest expenses	(57,676)	(7,902)	(22,932)	(24,258)
Interest income	809,792	110,941	780,292	764,018
Exchange (loss)/gain	(24,813)	(3,399)	162,666	687,871
Investment gain/(loss) and revaluation of investments	148,170	20,299	(18,054)	546,031
Income before income taxes and share of (loss)income of equity method investees	9,987,480	1,368,278	9,987,002	8,077,204
Income tax expense	(2,315,515)	(317,224)	(1,866,004)	(1,758,810)
Share of (loss)income of equity method investees, net of tax of nil	166,980	22,876	80,301	(6,559)
Net income	7,838,945	1,073,930	8,201,299	6,311,835
Net income attributable to non-controlling interests	(99,010)	(13,564)	(84,675)	(13,019)
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 7,739,935	$ 1,060,366	¥ 8,116,624	¥ 6,298,816
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	106,074,914	106,074,914	110,695,778	127,235,048
- Diluted (in shares)	107,855,806	107,855,806	112,552,398	128,157,304
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	¥ 72.97	$ 10	¥ 73.32	¥ 49.51
- Diluted (in dollars per share) | (per share)	¥ 71.76	$ 9.83	¥ 72.11	¥ 49.15
Net income	¥ 7,838,945	$ 1,073,930	¥ 8,201,299	¥ 6,311,835
Other comprehensive (loss)income:
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	(148,886)	(20,397)	23,124	(8,733)
Foreign currency translation, net of tax of nil	37,081	5,080	(11,085)	(610,296)
Comprehensive income	7,727,140	1,058,613	8,213,338	5,692,806
Less: Comprehensive income attributable to non-controlling interests	99,010	13,564	84,675	13,019
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,628,130	1,045,049	8,128,663	5,679,787
Product revenues
Net revenues:
Total net revenues	100,734,550	13,800,577	105,613,485	97,250,078
Other revenues
Net revenues:
Total net revenues	¥ 7,686,282	$ 1,053,016	¥ 7,242,535	¥ 5,902,411